Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

DEC 3 1 2007
1080

December 31, 2007

CERTNYS
001-08787

[redacted]

07087717

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, American International Group Inc., 7.70% Series A-5 Junior Subordinated Debentures and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 27, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
JAN 2 5 2008
THOMSON
FINANCIAL

END